Financial Expenses (Income), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income:
Change in fair value of warrants and capital note presented at fair value	$ (2,280,318)	$ (491,884)	$ (25,936)
Foreign exchange gain, net	(95,659)
Financial expenses:
Interest and accretion back in connection with convertible loans	1,019,402	282,015
BCF related to bridge financing notes			74,160
Foreign exchange loss, net		127,328	17,982
Other	146,091	18,763	14,430
Financial expenses (income), net	$ (1,210,484)	$ (63,778)	$ 80,636